RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 1,435,090	$ 1,385,876
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	111,154	90,589
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,120,532	$ 1,295,287
Related party transaction, description	interest-bearing at 8% per annum and repayable by 12 equal consecutive monthly instalments, commencing on January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024.